18. Deferred taxes and contributions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
SummaryOfDeferredTaxesAndContributionsLineItems [Line Items]
Deferred tax assets	R$ 1,054,103	R$ 1,252,416	R$ 1,183,942
Deferred tax liabilities	130,182	138,071	(1,055,700)
Deferred tax assets (liabilities), net	(36,754)	186,345	128,242	R$ 209,478
Provisions
SummaryOfDeferredTaxesAndContributionsLineItems [Line Items]
Deferred tax assets	482,863	524,129	480,378
Actuarial gain/loss - G1 Plan
SummaryOfDeferredTaxesAndContributionsLineItems [Line Items]
Deferred tax assets	0	85,044	0
Deferred tax liabilities	(36,538)	0	(33,726)
Pension obligations - G1
SummaryOfDeferredTaxesAndContributionsLineItems [Line Items]
Deferred tax assets	165,503	167,922	256,808
Donations of underlying asset on concession agreements
SummaryOfDeferredTaxesAndContributionsLineItems [Line Items]
Deferred tax assets	55,112	57,317	53,206
Credit losses
SummaryOfDeferredTaxesAndContributionsLineItems [Line Items]
Deferred tax assets	199,063	266,757	213,171
Other
SummaryOfDeferredTaxesAndContributionsLineItems [Line Items]
Deferred tax assets	151,562	151,247	121,550
Temporary difference on concession of intangible asset
SummaryOfDeferredTaxesAndContributionsLineItems [Line Items]
Deferred tax liabilities	(460,177)	(492,341)	(524,495)
Capitalization of borrowing costs
SummaryOfDeferredTaxesAndContributionsLineItems [Line Items]
Deferred tax liabilities	(415,379)	(374,512)	(309,648)
Profit on supply to governmental entities
SummaryOfDeferredTaxesAndContributionsLineItems [Line Items]
Deferred tax liabilities	(76,705)	(92,365)	(81,055)
Construction margin
SummaryOfDeferredTaxesAndContributionsLineItems [Line Items]
Deferred tax liabilities	(88,947)	(91,790)	(94,921)
Borrowing costs
SummaryOfDeferredTaxesAndContributionsLineItems [Line Items]
Deferred tax liabilities	R$ (13,111)	R$ (15,063)	R$ (11,855)